Stockholders’ Equity - Schedule of Stock Option Activity (Details) - Stock Option Plan [Member] - DIAMIR BIOSCIENCES CORP. [Member] - Share-Based Payment Arrangement, Option [Member] - $ / shares	12 Months Ended
	May 31, 2025	May 31, 2024	May 31, 2023
Stockholders’ Equity - Schedule of Stock Option Activity (Details) [Line Items]
Number of Shares, Outstanding, Ending Balance	511,950	511,950	557,450
Weighted Average Exercise Price, Ending Balance	$ 4.66	$ 4.66	$ 6.04
Weighted Average Remaining Life, Ending Balance	5 years 6 months
Number, Granted		153,000
Weighted Average Exercise Price, Granted		$ 0.01
Number, Exercised
Weighted Average Exercise Price, Exercised
Number, Expired or forfeited		(198,500)
Weighted Average Exercise Price, Expired or forfeited		$ 4.95
Number of Shares, Exercisable, Balance	263,450
Weighted Average Exercise Price, Exercisable, Balance	$ 4.96
Weighted Average Remaining Life, Exercisable, Balance	4 years